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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                           MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07560

             Morgan Stanley California Quality Municipal Securities
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
    (Address of principal executive offices)                          (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY CALIFORNIA QUALITY MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                          COUPON   MATURITY
THOUSANDS                                                                           RATE      DATE         VALUE
---------                                                                          ------   --------   ------------
            CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (133.5%)
            General Obligation (13.7%)
               California,
 $  5,000      Various Purpose Dtd 04/01/02                                         6.00%   04/01/19   $  5,872,300
    1,375      Various Purpose Dtd 04/01/93                                         5.90    04/01/23      1,379,730
    3,360   City & County of San Francisco, Laguna Honda Hospital                   5.00    06/15/30      3,477,130
               Ser 2005 I (FSA)
    6,900   Poway Unified School District, Election of 2002 Ser A (MBIA)            5.00    08/01/27      7,195,596
    1,000   Washington Unified School District, 2004 Ser A (FGIC)                   5.00    08/01/21      1,059,000
 --------                                                                                              ------------
   17,635                                                                                                18,983,756
 --------                                                                                              ------------
            Educational Facilities Revenue (14.7%)
    1,240   ABAG Finance Authority for Nonprofit Corporations, California School    5.25    10/01/26      1,294,424
               of Mechanical Art-Lick-Wilmeading High School Ser 2002
    5,000   California Educational Facilities Authority,                            5.60    10/01/23      5,009,300
               Carnegie Institute of Washington 1993 Ser A
    2,000      Pitzer College Ser 2005 A                                            5.00    04/01/30      2,037,420
    2,005      University of Redlands 2005 Ser A                                    5.00    10/01/31      2,041,030
            California State University,
    1,400      Ser 2003 A (FGIC)                                                    5.25    11/01/21      1,510,656
    1,200      Ser 2005 A (Ambac)                                                   5.00    11/01/35      1,249,056
            University of California,
    2,000      Multi Purpose Ser Q (FSA)                                            5.00    09/01/31      2,071,940
    5,000      Ser 2003 A (Ambac)                                                   5.00    05/15/33      5,158,249
 --------                                                                                              ------------
   19,845                                                                                                20,372,075
 --------                                                                                              ------------
            Electric Revenue (14.7%)
    3,000   California Department of Water Resources, Power Supply                 5.375    05/01/17      3,331,050
               Ser 2002 A (XLCA)
            Los Angeles Department of Water & Power,
    3,000      2003 Ser A SubSer A-2 (MBIA)**                                       5.00    07/01/22      3,165,780
    2,000      2001 Ser A                                                           5.00    07/01/24      2,039,840
    4,000   Modesto Irrigation District, Ser 2001 A COPs (FSA)                      5.00    07/01/31      4,097,519
            Santa Clara,
    2,610      Sub Ser 2003 A (MBIA)                                                5.00    07/01/23      2,743,841
    2,735      Sub Ser 2003 A (MBIA)                                                5.00    07/01/24      2,873,282
    2,000   Turlock Irrigation District, Refg 1998 Ser A (MBIA)                     5.00    01/01/26      2,072,500
 --------                                                                                              ------------
   19,345                                                                                                20,323,812
 --------                                                                                              ------------
            Hospital Revenue (14.3%)
            California Health Facilities Financing Authority,
    2,555      Catholic Healthcare West 2004 Ser G                                  5.25    07/01/23      2,661,569
    3,000      Cedars-Sinai Medical Center Ser 1997 A (MBIA)                        5.25    08/01/27      3,127,050
    2,000      Cedars-Sinai Medical Center Ser 2005                                 5.00    11/15/34      2,025,980
    5,000   California Infrastructure & Economic Development Bank, Kaiser           5.55    08/01/31      5,271,200
               Hospital Ser 2001 A
            California Statewide Community Development Authority,
    3,000      Adventist Health West 2005 Ser A                                     5.00    03/01/35      3,037,230
    1,000      Huntington Memorial Hospital Ser 2005                                5.00    07/01/27      1,030,640
    2,500   Central California Joint Powers Health Financing Authority,             6.00    02/01/30      2,608,750
               Community Hospitals of Central California Ser 2000 COPs
 --------                                                                                              ------------
   19,055                                                                                                19,762,419
 --------                                                                                              ------------

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
            Industrial Development/Pollution Control Revenue (2.1%)
    2,500   California Pollution Control Financing Authority, San Diego Gas &       5.90    06/01/14      2,849,425
               Electric Co 1996 Ser A
 --------                                                                                              ------------
            Mortgage Revenue - Single Family (2.4%)
    3,335   California Housing Finance Agency, Home 1993 Ser B                      5.65    08/01/14      3,339,002
 --------                                                                                              ------------
            Public Facilities Revenue (14.4%)
            California Public Works Board,
    1,000      Butterfield State Office 2005 Ser A                                  5.25    06/01/30      1,054,630
    2,000      Mental Health 2004 Ser A                                             5.00    06/01/24      2,076,480
    2,965      Mental Health 2004 Ser A                                             5.00    06/01/25      3,072,096
    4,000   Irvine Unified School District, Community Facilities District #86-1     5.00    11/01/19      4,237,760
               Ser 1998 (Ambac)
    3,000   Sacramento City Financing Authority, 2003 Capital Improvement           5.00    12/01/33      3,088,950
               (Ambac)
    2,000   San Jose Financing Authority, Civic Center Ser 2002 B (Ambac)           5.00    06/01/37      2,042,620
    1,000   Simi Valley Public Financing Authority, Ser 2004 COPs (Ambac)           5.00    09/01/30      1,035,600
            Puerto Rico Public Buildings Authority,
    3,000      Ser D (Ambac)                                                        0.00++  07/01/30      2,354,760
    1,000      Ser J (Ambac) ( Mandatory Put 07/01/12)                              5.00    07/01/36      1,070,970
 --------                                                                                              ------------
   19,965                                                                                                20,033,866
 --------                                                                                              ------------
            Tax Allocation Revenue (21.7%)
    2,100   Burbank Public Financing Authority, Golden State Redevelopment          5.25    12/01/21      2,266,866
               2003 Ser A (Ambac)
    1,000   Culver City, California Redevelopment Agency, 2005 (Ambac)              5.00    11/01/25      1,052,400
    1,000   Capistrano Unified School District, Community Facilities District       5.00    09/01/29      1,040,510
               #98-2 Ladera Ser 2005 (FGIC)
    1,000   Chula Vista Public Financing Authority, Ser A 2005 (MBIA)               5.00    09/01/29      1,038,930
    1,000   Hesperia Community Redevelopment Agency, Ser 2005 A (XLCA)              5.00    09/01/35      1,028,730
    2,000   Milpitas Redevelopment Agency,  Area #1 Ser 2003 (MBIA)                 5.00    09/01/22      2,095,640
    5,090   Poway Redevelopment Agency, Pagway Redev DRIVERS Ser 372               7.165#   06/15/11      5,813,849
               (MBIA)
    4,500   Riverside County Public Financing Authority, 2005 (XLCA)                5.00    10/01/35      4,630,050
    7,000   Rosemead Redevelopment Agency, Project #1 Ser 1993 A                    5.60    10/01/33      7,004,060
    2,000   San Diego Redevelopment Agency, Centre City Ser 2004 A (XLCA)           5.00    09/01/23      2,088,580
    2,000   San Jose Redevelopment Agency, Merged Area Ser 2002 (MBIA)              5.00    08/01/32      2,044,720
 --------                                                                                              ------------
   28,690                                                                                                30,104,335
 --------                                                                                              ------------
            Transportation Facilities Revenue (5.2%)
    3,000   Port of Oakland, Refg Ser N (AMT) (MBIA)                                5.00    11/01/22      3,095,970
    4,000   San Jose, Airport Ser 2001 A (FGIC)                                     5.00    03/01/31      4,085,280
 --------                                                                                              ------------
    7,000                                                                                                 7,181,250
 --------                                                                                              ------------
            Water & Sewer Revenue (23.4%)
    2,000   California Department of Water Resources, Central Valley Ser Y          5.25    12/01/19      2,180,640
               (FGIC)
    2,000   Los Angeles, Wastewater Refg Ser 2003 B (FSA)                           5.00    06/01/22      2,110,180
    4,000   Los Angeles Department of Water & Power, Water 2001 Ser A              5.125    07/01/41      4,094,720
    8,400   Metropolitan Water District of Southern California, 2003 Ser B-2        5.00    10/01/27      8,766,156
               (FGIC)
    4,000   Sacramento County Sanitation Districts Financing Authority,             5.00    12/01/27      4,129,080
               Refg Ser 2001 (Ambac)
    2,000   San Diego County Water Authority, Ser 2004 A COPs (FSA)                 5.00    05/01/29      2,087,940
    4,000   San Diego Public Facilities Authority, Sewer Ser 1993 A                 5.25    05/15/20      4,002,640
    5,000   San Francisco Public Utilities Commission, Water                        5.00    11/01/31      5,144,200
               Refg Ser A 2001 (FSA)
 --------                                                                                              ------------
   31,400                                                                                                32,515,556
 --------                                                                                              ------------

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
            Other Revenue (5.3%)
    5,000   California Economic Recovery, Ser 2004 A                                5.00    07/01/16      5,359,350
    2,000   Golden State Tobacco Securitization Corporation, Enhanced               5.00    06/01/45      2,025,920
               Asset Backed Ser 2005 A (Ambac)
 --------                                                                                              ------------
    7,000                                                                                                 7,385,270
 --------                                                                                              ------------
            Refunded (1.6%)
    2,000   Riverside, Water Ser 2001 (FGIC) (Original Maturity 10/01/31)           5.00    10/01/11+     2,170,940
 --------                                                                                              ------------
    6,500                                                                                                 6,800,990
 --------                                                                                              ------------
  177,770   TOTAL CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (Cost $178,042,863)                             185,021,706
 --------                                                                                              ------------
            CALIFORNIA SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (3.3%)
    3,350   M-S-R Public Power Agency, San Juan Sub Lien Ser 1998 F (MBIA)          3.00*   07/01/22      3,350,000
               (Demand 02/01/06)
    1,200   Orange County Sanitation District, Ser 2000 A COPs (Demand 02/01/06)    3.03*   08/01/30      1,200,000
 --------                                                                                              ------------
    4,550   TOTAL CALIFORNIA SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS
            (Cost $4,550,000)                                                                             4,550,000
 --------                                                                                              ------------
 $182,320   TOTAL INVESTMENTS (Cost $182,592,863) (a) (b)                          136.8%               189,571,706
 ========
            OTHER ASSETS IN EXCESS OF LIABILITIES                                    2.9                  4,057,126

            PREFERRED SHARES OF BENEFICIAL INTEREST                                (39.7)               (55,017,990)

                                                                                   -----               ------------
            NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                           100.0%              $138,610,842
                                                                                   =====               ============

----------
Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT  Alternative Minimum Tax.

COPs Certificates of Participation.

DRIVERS Derivative Inverse Tax-Exempt Receipts.

+    Refunded to call date shown.

++   Currently a zero coupon security; will convert to 5.45% on July 1, 2012.

# Current coupon rate for residual interest bond. This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a value of $5,813,849, which represents 4.2% of net assets applicable to common shareholders.

*    Current coupon of variable rate demand obligation.

** A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $66,250.

(a) Securities have been designated as collateral in an amount equal to $15,918,320 in connection with the open futures contracts.

(b) The aggregate cost for federal income tax purposes is $182,570,487. The aggregate gross unrealized appreciation is $7,262,605 and the aggregate gross unrealized depreciation is $261,386, resulting in net unrealized appreciation of $7,001,219.

Bond Insurance:

Ambac   Ambac Assurance Corporation.
 FGIC   Financial Guaranty Insurance Company.
 FSA    Financial Security Assurance Inc.
 MBIA   Municipal Bond Investors Assurance Corporation.
 XLCA   XL Capital Assurance Inc.

FUTURES CONTRACTS OPEN AT JANUARY 31, 2006:

NUMBER OF                    DESCRIPTION, DELIVERY      UNDERLYING FACE    UNREALIZED
CONTRACTS   LONG/SHORT          MONTH AND YEAR          AMOUNT AT VALUE   APPRECIATION
---------   ----------       ---------------------      ---------------   ------------
   125         Short      U.S. Treasury Notes 5 Year,
                                  March 2006             $(13,216,798)       $45,554
    25         Short     U.S. Treasury Notes 10 Year,
                                  March 2006               (2,710,938)        10,869
                                                                             -------
   Total unrealized appreciation.......................................      $56,423
                                                                             =======

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


                                        2

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Quality
Municipal Securities


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
March 23, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
March 23, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
March 23, 2006


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